Income Tax Expense (Details) - MYR (RM)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Income Tax Expense [Abstract]
Domestic income tax	24.00%	24.00%
Unabsorbed tax losses	RM 1,157,000
Capital allowances	RM 1,885,000	RM 523,000